Subsequent Events (Detail)												1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019 $ / shares	Aug. 05, 2019 USD ($) Property States $ / shares shares	Aug. 01, 2019 USD ($)	Jul. 31, 2019 USD ($) $ / shares shares	Jul. 30, 2019 USD ($) Subsidiary Apartment	Jul. 01, 2019 USD ($)	Mar. 12, 2019 $ / shares	Mar. 01, 2019 USD ($)	Feb. 01, 2019 USD ($)	Jan. 01, 2019 USD ($)	Mar. 14, 2018 USD ($) $ / shares	Jan. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Apr. 01, 2019 $ / shares	Apr. 01, 2018 $ / shares	Mar. 01, 2017 $ / shares	Apr. 04, 2014 $ / shares	Dec. 30, 2013 $ / shares
Subsequent Event [Line Items]
Distributions paid, common stock, including distribution reinvestment plan													$ 11,797,964	$ 11,593,864	$ 23,292,986	$ 22,892,415	$ 46,113,000	$ 45,222,938
Payments of ordinary dividends, common stock													6,419,268	5,824,954	12,535,724	11,422,475	23,399,025	21,884,846	$ 19,252,136
Share price (in dollars per share) | $ / shares											$ 15.84
Stock requested for redemption, value													$ 2,000,000	$ 2,000,000	$ 4,000,000	$ 4,886,216	$ 8,886,216	6,190,737	$ 2,156,699
Common share, distribution rate per share per day, declared | $ / shares															$ 0.002466		$ 0.002466
Average monthly collected rent															$ 1,189		$ 1,163	$ 1,137
Authorized amount, per quarter											$ 2,000,000
Distribution Reinvestment Plan [Member]
Subsequent Event [Line Items]
Share price (in dollars per share) | $ / shares																	$ 14.25
Forecast [Member] | Steadfast Apartment REIT, Inc. [Member]
Subsequent Event [Line Items]
Number of properties | Property		71
Number of states with real estate properties | States		14
Average monthly collected rent		$ 1,158
Percentage leased		94.00%
Properties average age		20 years
Gross rental real estate assets		$ 3,300,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Distributions paid, common stock, including distribution reinvestment plan			$ 3,993,908			$ 3,856,773		$ 3,578,717	$ 3,962,806	$ 3,953,499
Share repurchased | shares				135,389
Common share, distribution rate per share per day, declared | $ / shares	$ 0.002466
Shares repurchased				$ 2,000,000
Average cost per share | $ / shares				$ 14.77
Amended and restated advisory agreement, paid in cash, percent		50.00%
Amended and restated advisory agreement, paid in common stock, percent		50.00%
Authorized amount, per quarter		$ 2,000,000
Subsequent Event [Member] | S I R Merger Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.01
Subsequent Event [Member] | STAR III Merger Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		0.01
Subsequent Event [Member] | Steadfast Apartment REIT, Inc. [Member] | S I R Merger Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.01
Entity shares issued per acquiree share | shares		0.5934
Within the SIR Go Shop Period End Time, termination fee		$ 8,694,218
Termination period occurs after SIR Go Shop Period End Time Threshold (no later than)		7 days
End of negotiations period within SIR Go Shop Period End Time		5 days
After the SIR Go Shop Period End Time, termination fee		$ 20,866,122
Expense reimbursement termination fee (up to)		$ 2,000,000
Subsequent Event [Member] | Steadfast Apartment REIT, Inc. [Member] | STAR III Merger Agreement [Member]
Subsequent Event [Line Items]
Entity shares issued per acquiree share | shares		1.430
Within the SIR Go Shop Period End Time, termination fee		$ 2,660,000
Termination period occurs after SIR Go Shop Period End Time Threshold (no later than)		5 days
End of negotiations period within SIR Go Shop Period End Time		5 days
After the SIR Go Shop Period End Time, termination fee		$ 5,320,000
Subsequent Event [Member] | Subsidiaries [Member]
Subsequent Event [Line Items]
Number of subsidiaries | Subsidiary					1
Subsequent Event [Member] | Subsidiaries [Member] | Berkeley Point [Member] | Stoneridge Farms Financing, 3.35%, Due August 01, 2029 [Member]
Subsequent Event [Line Items]
Face amount					$ 45,711,000
Fixed rate					3.36%
Number of apartment homes | Apartment					336
Loan fee amount					$ 228,555
Advisor loan coordination fees					$ 342,833
Subsequent Event [Member] | Dividend Paid [Member]
Subsequent Event [Line Items]
Payments of ordinary dividends, common stock			2,208,277			2,122,663		1,914,109	2,110,932	2,092,671
Dividends paid-in-kind			$ 1,785,631			$ 1,734,110			$ 1,851,874	$ 1,860,828
Distributions paid to common stockholders through common stock issuances pursuant to distribution reinvestment plan								$ 1,664,608
Common Stock [Member]
Subsequent Event [Line Items]
Share price (in dollars per share) | $ / shares													$ 15.00		$ 15.00				$ 14.85				$ 15.00
Common share, distribution rate per share per day, declared | $ / shares																$ 0.002466
Common stock, par value | $ / shares													$ 0.01		$ 0.01		0.01	$ 0.01
Common Stock [Member] | Distribution Reinvestment Plan [Member]
Subsequent Event [Line Items]
Share price (in dollars per share) | $ / shares							$ 15.84										$ 15.84	$ 15.18		$ 15.84	$ 15.18	$ 14.85		$ 14.25
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common share, distribution rate per share per day, declared | $ / shares							0.002466
Common Stock [Member] | Subsequent Event [Member] | Share Repurchase Plan [Member]
Subsequent Event [Line Items]
Share price (in dollars per share) | $ / shares												$ 14.39
Share repurchased | shares												138,960.575
Stock requested for redemption, value												$ 2,000,000
Common Stock [Member] | Subsequent Event [Member] | Distribution Reinvestment Plan [Member]
Subsequent Event [Line Items]
Share price (in dollars per share) | $ / shares							$ 15.84													$ 15.84